Condensed Interim Consolidated Statement of Financial Position - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property and equipment		$ 1,177,763	$ 1,360,224
Intangible assets		89,005,230	91,757,382
Right-of-use assets		152,455	207,811
Deferred tax assets		865	844
Total non-current assets		90,336,313	93,326,261
Current assets
Trade and other receivables		10,289,352	9,504,156
Contract assets		8,775,453	5,667,727
Government grants		933,126	588,863
Amount due from related parties		761,518	838,301
Cash and bank balances		17,980,335	14,150,721
Total current assets		38,739,784	30,749,768
TOTAL ASSETS		129,076,097	124,076,029
Equity
Share capital		6,689	6,686
Share premium		262,301,740	262,286,166
Share-based payment reserves		9,343	64,621
Accumulated losses		(239,567,432)	(202,503,268)
Equity attributed to equity holders of the Parent		22,750,340	59,854,205
Non-controlling interests		(1,262,688)	(1,212,877)
Total equity		21,487,652	58,641,328
Non-current liabilities
Provision for employees’ end-of-service benefits		1,893,337	1,555,425
Lease liabilities		159,605	213,218
Convertible notes		32,893,245	12,047,667
Derivative liability		776,570	609,320
Total non-current liabilities		35,722,757	14,425,630
Current liabilities
Trade and other payables		26,066,954	26,407,278
Government grants		350,087	410,611
Contract liabilities		3,862,846	3,979,613
Amount due to shareholders and related parties		40,815,769	19,085,131
Warrant liabilities		295,581	538,827
Income tax payable		452,972	551,987
Bank overdrafts	[1]	7,297	9,929
Lease liabilities		14,182	25,695
Total current liabilities		71,865,688	51,009,071
Total liabilities		107,588,445	65,434,701
TOTAL EQUITY AND LIABILITIES		$ 129,076,097	$ 124,076,029

[1]	Bank overdrafts carry an interest rate between 7% - 10%.